Vessels, net (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Property Plant And Equipment
Balance beginning of period	$ 1,036,157
Depreciation	(15,111)	$ (12,003)
Balance end of period	1,022,902
Vessel Cost
Property Plant And Equipment
Balance beginning of period	1,165,645
Other additions to vessels' cost	1,856
Depreciation	0
Balance end of period	1,167,501
Accumulated Depreciation
Property Plant And Equipment
Balance beginning of period	(129,488)
Other additions to vessels' cost	0
Depreciation	(15,111)
Balance end of period	(144,599)
Net Book Value
Property Plant And Equipment
Balance beginning of period	1,036,157
Other additions to vessels' cost	1,856
Depreciation	(15,111)
Balance end of period	$ 1,022,902